NUVEEN ESG DIVIDEND ETF

NUVEEN ESG LARGE-CAP ETF

NUVEEN ESG LARGE-CAP GROWTH ETF

NUVEEN ESG LARGE-CAP VALUE ETF

NUVEEN ESG MID-CAP GROWTH ETF

NUVEEN ESG MID-CAP VALUE ETF

NUVEEN ESG SMALL-CAP ETF

(each, a “Fund” and, collectively, the “Funds”)

SUPPLEMENT DATED JUNE 18, 2024

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the Funds. Based on the foregoing, all references and information relating to Lei Liao are removed from each Fund’s Summary Prospectus and the Funds’ Prospectus. Philip James (Jim) Campagna will continue to serve as portfolio manager for each Fund.

Effective June 18, 2024, Nazar Romanyak and Darren Tran have been named as portfolio managers of each Fund. Accordingly, the following information supplements the “Portfolio Managers” description under the “Management” section of each Fund’s Summary Prospectus and the “Fund Management—Who Manages the Funds” section of the Funds’ Prospectus.

Nazar Romanyak, CFA is a Senior Director, Portfolio Manager at Teachers Advisors, LLC (“TAL”) (portfolio management of domestic and international large-, mid- and small-cap equity and REIT portfolios). He joined TAL in 2013 and has total industry experience since 2012.

Darren Tran, CFA is a Managing Director, Portfolio Manager at TAL (portfolio management of domestic and international large-, mid- and small-cap equity and REIT portfolios). He joined TAL in 2005 and has total industry experience since 2000.

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FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-DEQPRO-0624P

NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF

NUVEEN ESG EMERGING MARKETS EQUITY ETF

(each, a “Fund” and, together, the “Funds”)

SUPPLEMENT DATED JUNE 18, 2024

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the Funds. Based on the foregoing, all references and information relating to Lei Liao are removed from each Fund’s Summary Prospectus and the Funds’ Prospectus. Philip James (Jim) Campagna will continue to serve as portfolio manager for each Fund.

Effective June 18, 2024, Nazar Romanyak and Darren Tran have been named as portfolio managers of each Fund. Accordingly, the following information supplements the “Portfolio Managers” description under the “Management” section of each Fund’s Summary Prospectus and the “Fund Management—Who Manages the Funds” section of the Funds’ Prospectus.

Nazar Romanyak, CFA is a Senior Director, Portfolio Manager at Teachers Advisors, LLC (“TAL”) (portfolio management of domestic and international large-, mid- and small-cap equity and REIT portfolios). He joined TAL in 2013 and has total industry experience since 2012.

Darren Tran, CFA is a Managing Director, Portfolio Manager at TAL (portfolio management of domestic and international large-, mid- and small-cap equity and REIT portfolios). He joined TAL in 2005 and has total industry experience since 2000.

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FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-GIEQPRO-0624P

NUVEEN SHORT-TERM REIT ETF

(the “Fund”)

SUPPLEMENT DATED JUNE 18, 2024

To THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MAY 1, 2024

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the Fund. Based on the foregoing, all references and information relating to Lei Liao are removed from the Fund’s Summary Prospectus and Prospectus. Philip James (Jim) Campagna will continue to serve as portfolio manager for the Fund.

Effective June 18, 2024, Nazar Romanyak and Darren Tran have been named as portfolio managers of the Fund. Accordingly, the following information supplements the “Portfolio Managers” description under the “Management” section of the Fund’s Summary Prospectus and the “Fund Management—Who Manages the Funds” section of the Fund’s Prospectus.

Nazar Romanyak, CFA is a Senior Director, Portfolio Manager at Teachers Advisors, LLC (“TAL”) (portfolio management of domestic and international large-, mid- and small-cap equity and REIT portfolios). He joined TAL in 2013 and has total industry experience since 2012.

Darren Tran, CFA is a Managing Director, Portfolio Manager at TAL (portfolio management of domestic and international large-, mid- and small-cap equity and REIT portfolios). He joined TAL in 2005 and has total industry experience since 2000.

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FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-NURE-0624P

NUVEEN WINSLOW LARGE-CAP GROWTH ESG ETF

(the “Fund”)

SUPPLEMENT DATED JUNE 18, 2024

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024

Calvin W. Bohman has been named a portfolio manager of the Fund. Justin H. Kelly, CFA, Patrick M. Burton, CFA, and Steven M. Hamill, CFA, will continue to serve as portfolio managers for the Fund. Stephan C. Petersen will continue to serve as a portfolio manager for the Fund until his retirement on September 30, 2024. Accordingly, the following information supplements the “Portfolio Managers” description under the “Management” section of the Fund’s Summary Prospectus and the “Fund Management—Who Manages the Funds” section of the Fund’s Prospectus.

Calvin W. Bohman is a Managing Director, Portfolio Manager and Quantitative Analyst at Winslow Capital Management, LLC (“Winslow”). Prior to joining Winslow in 2015, he was an Assistant Vice President, Institutional Equity Sales Trading at Piper Jaffray & Company from 2007 to 2015.

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FUND’S PROSPECTUS

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NGN-WLCGPRO-0624P

NUVEEN ESG DIVIDEND ETF

NUVEEN ESG LARGE-CAP ETF

NUVEEN ESG LARGE-CAP GROWTH ETF

NUVEEN ESG LARGE-CAP VALUE ETF

NUVEEN ESG MID-CAP GROWTH ETF

NUVEEN ESG MID-CAP VALUE ETF

NUVEEN ESG SMALL-CAP ETF

(each, a “Fund” and, collectively, the “Funds”)

SUPPLEMENT DATED JUNE 18, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2024

1.

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the Funds. Based on the foregoing, all references and information relating to Lei Liao are removed from the Funds’ Statement of Additional Information. Philip James (Jim) Campagna will continue to serve as portfolio manager for each Fund.

2.

Effective June 18, 2024, Nazar Romanyak and Darren Tran have been named as portfolio managers of each Fund. Accordingly, the following table, which includes the other accounts managed by Nazar Romanyak and Darren Tran as of April 30, 2024, supplements the information set forth under “Other Accounts Managed by the Portfolio Managers” in the “Service Providers—Portfolio Managers” section of the Funds’ Statement of Additional Information:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Nuveen ESG Dividend ETF

Nazar Romanyak	Registered Investment Companies	27	$170,477	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Darren Tran	Registered Investment Companies	27	$170,477	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Nuveen ESG Large-Cap ETF

Nazar Romanyak	Registered Investment Companies	27	$170,456	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Darren Tran	Registered Investment Companies	27	$170,456	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Nuveen ESG Large-Cap Growth ETF

Nazar Romanyak	Registered Investment Companies	27	$169,180	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Darren Tran	Registered Investment Companies	27	$169,180	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Nuveen ESG Large-Cap Value ETF

Nazar Romanyak	Registered Investment Companies	27	$168,931	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Darren Tran	Registered Investment Companies	27	$168,931	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Nuveen ESG Mid-Cap Growth ETF

Nazar Romanyak	Registered Investment Companies	27	$170,109	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Darren Tran	Registered Investment Companies	27	$170,109	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Nuveen ESG Mid-Cap Value ETF

Nazar Romanyak	Registered Investment Companies	27	$170,157	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Darren Tran	Registered Investment Companies	27	$170,157	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Nuveen ESG Small-Cap ETF

Nazar Romanyak	Registered Investment Companies	27	$169,390	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Darren Tran	Registered Investment Companies	27	$169,390	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-DEQSAI-0624P

NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF

NUVEEN ESG EMERGING MARKETS EQUITY ETF

(each, a “Fund” and, together, the “Funds”)

SUPPLEMENT DATED JUNE 18, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2024

1.

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the Funds. Based on the foregoing, all references and information relating to Lei Liao are removed from the Funds’ Statement of Additional Information. Philip James (Jim) Campagna will continue to serve as portfolio manager for each Fund.

2.

Effective June 18, 2024, Nazar Romanyak and Darren Tran have been named as portfolio managers of each Fund. Accordingly, the following tables, which include the other accounts managed by Nazar Romanyak and Darren Tran as of April 30, 2024, supplements the information set forth under “Other Accounts Managed by the Portfolio Managers” in the “Service Providers—Portfolio Managers” section of the Funds’ Statement of Additional Information:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Nuveen ESG International Developed Markets Equity ETF

Nazar Romanyak	Registered Investment Companies	27	$170,072	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Darren Tran	Registered Investment Companies	27	$170,072	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Nuveen ESG Emerging Markets Equity ETF

Nazar Romanyak	Registered Investment Companies	27	$170,231	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Darren Tran	Registered Investment Companies	27	$170,231	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-GIEQSAI-0624P

NUVEEN SHORT-TERM REIT ETF

(the “Fund”)

SUPPLEMENT DATED JUNE 18, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2024

1.

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the Fund. Based on the foregoing, all references and information relating to Lei Liao are removed from the Fund’s Statement of Additional Information. Philip James (Jim) Campagna will continue to serve as portfolio manager for the Fund.

2.

Effective June 18, 2024, Nazar Romanyak and Darren Tran have been named as portfolio managers of the Fund. Accordingly, the following table, which includes the other accounts managed by Nazar Romanyak and Darren Tran as of April 30, 2024, supplements the information set forth under “Other Accounts Managed by the Portfolio Managers” in the “Service Providers—Portfolio Managers” section of the Fund’s Statement of Additional Information:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Nazar Romanyak	Registered Investment Companies	27	$170,438	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

Darren Tran	Registered Investment Companies	27	$170,438	0	$0

	Other Pooled Investment Vehicles	6	$3,637	0	$0

	Other Accounts	6	$1,824	0	$0

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NURESAI-0624P

NUVEEN WINSLOW LARGE-CAP GROWTH ESG ETF

(the “Fund”)

SUPPLEMENT DATED JUNE 18, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2024

1.

Calvin W. Bohman has been named a portfolio manager of the Fund. Justin H. Kelly, CFA, Patrick M. Burton, CFA, and Steven M. Hamill, CFA, will continue to serve as portfolio managers for the Fund. Stephan C. Petersen will continue to serve as a portfolio manager for the Fund until his retirement on September 30, 2024.

2.

Accordingly, the following table, which includes the other accounts managed by Calvin W. Bohman as of April 30, 2024, supplements the information set forth under “Other Accounts Managed by the Portfolio Managers” in the “Service Providers—Portfolio Managers” section of the Fund’s Statement of Additional Information:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Calvin W. Bohman	Registered Investment Companies	0	$0	0	$0

	Other Pooled Investment Vehicles	0	$0	0	$0

	Other Accounts	0	$0	0	$0

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-WLCGSAI-0624P